SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  September 30, 2003

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5189

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		09/30/03

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$43,588

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        10/02/03           PAGE   1
0ASSETS AS OF 09/30/03
0REQUESTED MODEL: BNK
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        10/02/03           PAGE   1
                                                                    AS OF 09/30/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 TRANSOCEAN SEDCO FOREX INC COM       G90078109       237     11,832 SH          X                       3,319                 8,513

 AFLAC CORP                           001055102       381     11,795 SH          X                       1,095                10,700

 AT & T WIRELESS COM                  00209A106        97     11,863 SH          X                       3,441                 8,422

 AT & T WIRELESS COM                  00209A106        10      1,262 SH              X   X                 704                   558

 ABBOTT LABS COM                      002824100       384      9,018 SH          X                       1,300                 7,718

 ABRAXAS PETE CORP                    003830106        63     70,000 SH          X                      70,000

 ALTRIA GROUP INC                     02209S103     1,342     30,650 SH          X                      30,650

 AMERICAN EXPRESS CO COM              025816109       309      6,850 SH          X                       2,950                 3,900

 ASH GROVE CEMENT CO COM              043693100       408      3,360 SH          X                                             3,360

 ASH GROVE CEMENT CO CL B             043693308       407      3,360 SH          X                                             3,360

 BP AMOCO P L C ADR SPONSORED         055622104       918     21,815 SH          X                       8,148                13,667

 BP AMOCO P L C ADR SPONSORED         055622104        25        600 SH              X   X                                       600

 BANK AMER CORP COM                   060505104       585      7,500 SH          X                         100                 7,400

 BANK AMER CORP COM                   060505104        23        300 SH              X   X                                       300

 BRISTOL MYERS SQUIBB CO COM          110122108       335     13,067 SH          X                       5,900                 7,167

 BRISTOL MYERS SQUIBB CO COM          110122108        24        950 SH              X   X                                       950

 CVS CORP COM                         126650100       325     10,462 SH          X                                            10,462

 CVS CORP COM                         126650100         9        300 SH              X   X                                       300

 CHEVRONTEXACO CORP COM               166764100     1,660     23,237 SH          X                      13,469                 9,768

 CHEVRONTEXACO CORP COM               166764100         9        130 SH              X   X                 130

 CITIGROUP INC COM                    172967101     1,074     23,594 SH          X                       8,713                14,881

 CITIGROUP INC COM                    172967101        36        800 SH              X   X                                       800

 COLGATE PALMOLIVE CO COM             194162103       490      8,770 SH          X                         100                 8,670

 COMMUNITY FIRST BANKSHARES COM       203902101       806     30,267 SH          X                                            30,267

 CONOCOPHILLIPS                       20825C104       310      5,658 SH          X                       2,194                 3,464

                                               ----------
          PAGE TOTAL                               10,267
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        10/02/03           PAGE   2
                                                                    AS OF 09/30/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 DOLLAR GEN CORP                      256669102       330     16,500 SH          X                                            16,500

 DOW CHEM CO COM                      260543103     2,824     86,800 SH          X                      13,751                73,049

 DU PONT E I DE NEMOURS & CO COM      263534109       259      6,480 SH          X                       4,720                 1,760

 DU PONT E I DE NEMOURS & CO COM      263534109        16        400 SH              X   X                                       400

 EMERSON ELEC CO COM                  291011104       313      5,950 SH          X                       1,950                 4,000

 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703       498      6,857 SH          X                       5,604                 1,253
 SER-AT&T SHS
 EXXON MOBIL CORP COM                 30231G102     2,337     63,862 SH          X                      36,576                27,286

 EXXON MOBIL CORP COM                 30231G102        22        600 SH              X   X                                       600

 FPL GROUP INC COM                    302571104       214      3,385 SH          X                       2,285                 1,100

 FORD MTR CO DEL COM                  345370860       158     14,645 SH          X                       7,692                 6,953

 GENERAL ELEC CO COM                  369604103     3,595    120,602 SH          X                      77,776                42,826

 GENERAL ELEC CO COM                  369604103        36      1,200 SH              X   X                                     1,200

 GENERAL MTRS CORP COM                370442105       294      7,176 SH          X                       5,976                 1,200

 GENERAL MTRS CORP COM                370442105         7        160 SH              X   X                 160

 GILLETTE CO COM                      375766102       443     13,865 SH          X                                            13,865

 GILLETTE CO COM                      375766102       176      5,500 SH              X   X               5,500

 HOME DEPOT INC                       437076102       400     12,565 SH          X                       1,300                11,265

 HOME DEPOT INC                       437076102        12        375 SH              X   X                                       375

 HORMEL FOODS CORPORATION             440452100       237     10,318 SH          X                                            10,318

 INTEL CORP                           458140100       857     31,150 SH          X                      16,315                14,835

 INTEL CORP                           458140100        17        600 SH              X   X                                       600

 INTERNATIONAL BUSINESS MACHS COM     459200101     1,025     11,606 SH          X                       8,000                 3,606

 INTERNATIONAL BUSINESS MACHS COM     459200101        44        500 SH              X   X                                       500

 J P MORGAN CHASE & CO COM            46625H100       652     18,982 SH          X                      11,811                 7,171

 J P MORGAN CHASE & CO COM            46625H100        15        450 SH              X   X                                       450

                                               ----------
          PAGE TOTAL                               14,781
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        10/02/03           PAGE   3
                                                                    AS OF 09/30/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 JOHNSON & JOHNSON COM                478160104       459      9,265 SH          X                         300                 8,965

 KIMBERLY-CLARK CORP                  494368103       259      5,042 SH          X                       1,192                 3,850

 KIMBERLY-CLARK CORP                  494368103        15        300 SH              X   X                                       300

 MEDTRONIC INC COM                    585055106       240      5,108 SH          X                       2,550                 2,558

 MEDTRONIC INC COM                    585055106        28        600 SH              X   X                                       600

 MERCK & CO INC COM                   589331107     1,365     26,974 SH          X                       9,149                17,825

 MERCK & CO INC COM                   589331107        25        500 SH              X   X                                       500

 MICROSOFT CORP COM                   594918104       408     14,687 SH          X                       4,310                10,377

 MICROSOFT CORP COM                   594918104        33      1,200 SH              X   X                                     1,200

 MORGAN STANLY DN WTTR DISCVR COM NEW 617446448       197      3,909 SH          X                                             3,909

 MORGAN STANLY DN WTTR DISCVR COM NEW 617446448        17        340 SH              X   X                                       340

 MOTOROLA INC COM                     620076109       170     14,212 SH          X                       2,000                12,212

 NASDAQ 100 TR UNIT SER 1             631100104       954     29,423 SH          X                      11,988                17,435

 PPG INDS INC COM                     693506107       213      4,075 SH              X   X               4,075

 PEPSICO INC COM                      713448108       350      7,637 SH          X                       5,139                 2,498

 PEPSICO INC COM                      713448108        14        300 SH              X   X                                       300

 PFIZER INC COM                       717081103       957     31,506 SH          X                       9,260                22,245

 PFIZER INC COM                       717081103        27        900 SH              X   X                                       900

 RAVEN INDUSTRIES, INC. COM           754212108       253     10,295 SH          X                         702                 9,593

 RAVEN INDUSTRIES, INC. COM           754212108        29      1,188 SH              X   X               1,188

 RAYTHEON CO COM NEW                  755111507       393     14,021 SH          X                      14,021

 RITE AID CORP COM                    767754104        72     14,000 SH          X                      14,000

 SBC COMMUNICATIONS INC               78387G103       352     15,838 SH          X                       9,474                 6,364

 SCHERING PLOUGH CORP COM             806605101       224     14,710 SH          X                       8,750                 5,960

 SCHERING PLOUGH CORP COM             806605101         8        500 SH              X   X                                       500

                                               ----------
          PAGE TOTAL                                7,062
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        10/02/03           PAGE   4
                                                                    AS OF 09/30/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 SCHLUMBERGER LTD COM                 806857108       349      7,210 SH          X                       1,695                 5,515

 SCHLUMBERGER LTD COM                 806857108        15        300 SH              X   X                                       300

 SOUTHERN CO COM                      842587107       385     13,104 SH          X                       2,000                11,104

 SOUTHERN CO COM                      842587107        23        800 SH              X   X                 800

 SUNTRUST BKS INC COM                 867914103       252      4,170 SH          X                       4,170

 TCF FINL CORP COM                    872275102       354      7,392 SH          X                       5,200                 2,192

 TARGET CORP COM                      87612E106       945     25,100 SH          X                       9,140                15,960

 TARGET CORP COM                      87612E106        19        500 SH              X   X                                       500

 TENNANT CO COM                       880345103     1,665     45,200 SH              X   X              45,200

 TEXAS INSTRS INC COM                 882508104       257     11,263 SH          X                       3,580                 7,683

 TEXAS INSTRS INC COM                 882508104         7        300 SH              X   X                                       300

 US BANCORP DEL COM NEW               902973304       325     13,568 SH          X                       4,620                 8,948

 UNION PAC CORP COM                   907818108       286      4,914 SH          X                       2,740                 2,174

 VERIZON COMMUNICATIONS COM           92343V104       508     15,673 SH          X                       5,171                10,502

 VIACOM INC CL B COM                  925524308       265      6,915 SH          X                       6,840                    75

 WAL MART STORES INC COM              931142103       249      4,462 SH          X                       1,160                 3,302

 WAL MART STORES INC COM              931142103        17        300 SH              X   X                                       300

 WELLS FARGO & CO NEW COM             949746101     4,545     88,254 SH          X                      51,143                37,111

 WELLS FARGO & CO NEW COM             949746101        93      1,800 SH              X   X               1,400                   400

 WYETH COM                            983024100       295      6,400 SH          X                       4,800                 1,600

 XCEL ENERGY INC COM                  98389B100       597     38,564 SH          X                      19,201                19,363

 XCEL ENERGY INC COM                  98389B100        27      1,775 SH              X   X               1,775

                                               ----------
          PAGE TOTAL                               11,478
         FINAL TOTALS                              43,588